ACQUISITIONS	13 Months Ended
Dec. 31, 2021
ACQUISITIONS
Acquisitions

4. ACQUISITIONS

a) Acquisition of Code Red

On October 2, 2020, the Company acquired all of the outstanding shares of Code Red. Code Red is a private company incorporated in England and Wales that operates an esports agency representing on screen talent, influencers and players in Europe and throughout the world. GameSquare is focused on the esports market and has been seeking to acquire additional assets and entities serving the esports market and more broadly in sports and entertainment. As a result of the control obtained through the acquisition of 100% of the outstanding shares of Code Red, the assets and liabilities were consolidated into the Company’s financial statements. The assets consisted primarily of cash, amounts receivable, prepaid expenses, equipment and intangibles (customer relationships and brand name). The liabilities assumed consisted of accounts and taxes payable, deferred tax liability and deferred revenue.

As consideration for the acquisition, the Company paid $2,490,000 in cash and issued 9,300,000 shares of its common stock with an estimated fair value of $1,735,473 based on the value allocated to common shares issued in the October 2, 2020 private placement. The cash deferred portion of $185,000 is due on, or before, December 31, 2021. In addition, the Company owes bonuses of $150,000 to consultants of the Company, related to the closing of the acquisition, included in deferred consideration in the consolidated statements of financial position.

The following table summarizes the consideration for the acquisition:

Cash	$2,490,000
Cash deferred portion	185,000
Fair value of shares issued	1,735,473
$4,410,473

The following table summarizes the accounting estimates of the acquisition with a purchase price of $4,410,473:

Cash	$251,839
Amounts receivable	474,201
Prepaid	17,589
Fixed assets	1,411
Customer relationships	1,644,000
Brand name	799,000
Accounts payable and accruals	(374,797)
Taxes payable	(9,152)
Deferred tax liability	(464,000)
Deferred revenue	(187,727)
2,152,364

Goodwill	$2,258,109

Preliminary accounting estimate of net assets acquired	$4,410,473

Revenues and net profit during the thirteen months ended December 31, 2021 from Code Red were $5,707,071 and $70,184, respectively (year ended November 30, 2020, $488,774 and net loss of $7,223).

During the thirteen months ended December 31, 2021, the Company recognized an impairment of goodwill $2,258,109 based on the estimated the recoverable amount (Note 2 and Note 7).

b) Acquisition of Reciprocity

On March 16, 2021, the Company acquired 100% of the outstanding shares of Reciprocity, a privately held gaming and esports company. Reciprocity owned 100% of GameSquare Esports USA Inc. (formerly Reciprocity Corp of Nevada, Inc.) and GCN Inc. In addition, Reciprocity held a 40% interest in Biblos Gaming S.A. de C.V. Management determined that this acquisition meets the definition of a business under IFRS 3 and therefore the transaction was accounted as a business combination.

As consideration for the acquisition, the Company issued 43,749,996 of its common shares with an estimated fair value of $7,345,478 to certain shareholders of Reciprocity and 3,000,000 options of the Company with an estimated fair value of $415,208 to option-holders of Reciprocity. The consideration shares are subject to a 12-month lock-up period, a third of which will be released every four months following the closing date of March 16, 2021.

Certain Reciprocity shareholders will also be entitled to receive (i) 5.255 million common shares of the Company if the Reciprocity business generates a minimum of USD$5 million of revenue and USD$1 million of net earnings before interest, taxes, and depreciation and amortization (“EBITDA”) within 12 months of the acquisition date of March 16, 2021 (the “Acquisition Date”) and (ii) 9 million Common Shares if the Reciprocity business generates a minimum of USD$7 million of revenue and USD$1.4 million of EBITDA. In addition, the Company has agreed to grant or issue (i) up to 6,168,000 options to certain Reciprocity securityholders exercisable for 24 months to acquire an equal number of Common Shares at an exercise price of $1.00 per share if certain performance targets of Reciprocity are achieved 12 months and 24 months following the Acquisition Date and (ii) up to 3,725,000 common shares to certain Reciprocity securityholders if certain performance targets of Reciprocity are achieved 12 months and 24 months following the Acquisition Date. The estimated fair value of the contingent consideration at the date of acquisition was $nil due to the uncertainty of future performance target.

The following table summarizes the consideration for the acquisition:

Estimated fair value of shares issued	$7,345,478
Estimated fair value of options issued	415,208

$7,760,686

The following table summarizes the preliminary accounting estimates of the acquisition with a purchase price of $7,760,686:

Cash	$516,236
Amounts receivable	263,363
Prepaids	9,993
Equipment	11,862
Accounts payable and accrued liabilities	(985,290)
Loan payable	(996,400)

(1,180,236)

Excess of purchase price over fair value of assets acquired (expensed)	8,940,922

$7,760,686

Revenues and net loss during the thirteen months ended December 31, 2021 were $2,451,286 and $1,452,850, respectively. On December 1, 2021, the Company and Reciprocity were amalgamated.

c) Acquisition of Complexity

On June 30, 2021, the Company acquired 100% of the issued and outstanding shares of Complexity, an esports organization in Texas USA. Management determined that this acquisition meets the definition of a business under IFRS 3 and therefore the transaction was accounted as a business combination. As total purchase consideration for the acquisition, the Company issued 83,328,750 common shares of the Company with an estimated fair value of $10,035,546 to former shareholders of Complexity. The shares are subject to a 180-day trading hold post the closing date of June 30, 2021.

The following table summarizes the consideration for the acquisition:

Estimated fair value of shares issued	$18,535,546
Share consideration received	(8,500,000)

$10,035,546

The following table summarizes the preliminary accounting estimates of the acquisition with a purchase price of $10,035,546:

Cash	$538,385
Amounts receivable	112,319
Other current assets	878,103
Fixed assets	4,704,833
ROU asset	3,656,573
Brand name	5,260,635
Accounts payable and accrued liabilities	(603,901)
Lease Liability	(3,889,875)
Loans	(621,526)

$10,035,546

d)       Acquisition of Cut+Sew

On July 27, 2021, the Company acquired 100% of the issued and outstanding shares of Cut+Sew, a privately held marketing agency operating in the sports and esports industries. Management determined that this acquisition meets the definition of a business under IFRS 3 and therefore the transaction is a business combination.

As consideration for the acquisition, the Company paid $3,000,000 in cash and issued 2 million of its common shares with an estimated fair value of $240,866. The shares are subject to a six month trading hold following the closing date of July 27, 2021.

Additionally, certain members of Cut+Sew became entitled to receive (i) up to $1,250,000 paid in common shares of the Company and up to $150,000 paid in cash if Cut+Sew generates up to US$1.0 million of EBITDA in the 12 months following the closing date of July 27, 2021 of the acquisition, and (ii) up to $2,210,000 paid in common shares of the Company and up to $240,000 paid in cash if Cut+Sew generates EBITDA of up to US$1.5 million in the period of 12 to 24 months following the cClosing  date of July 27, 2021, for a maximum contingent consideration of up to $7.85 million paid in cash and common shares. The estimated fair value of the contingent consideration at the date of acquisition was $66,238.

The following table summarizes the consideration for the acquisition:

Cash	$3,000,000
Estimated fair value of shares issued	240,866
Contingent consideration - shares	66,238

$3,307,104

The following table summarizes the preliminary accounting estimates of the acquisition with a purchase price of $3,307,104:

Cash	$396,251
Amounts receivable	188,258
Prepaid expenses	5,795
Other current assets	11,320
Customer relationships	1,421,461
Brand name	1,602,924
Accounts payable and accrued liabilities	(255,881)
Deferred revenue	(63,024)

$3,307,104